DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 11. DISCONTINUED OPERATIONS

(a) UMeLook Limited and UMeZone Adaptive Learning Technology Limited

On September 30, 2022, the Company entered into two sale and purchase agreements with an individual to dispose UMeLook HK and UMeZone Adaptive Learning Technology Limited (“UMeZone”) for a consideration of $0.13 (equivalent to HK$1) each.

(b) UMeLook (Guangzhou) Technology Co., Ltd., Guangzhou XinYiXun Technology Co., Ltd., and Guangzhou Youmanfen Education Technology Co. Ltd.

On December 31, 2021, WFOE, XinYiXun, YL, and Zhongda No. 3 mutually agreed to terminate the series of contractual arrangements, which consisted of the Exclusive Management Service Agreement, the Proxy Agreement, the Equity Pledge Agreement, the Exclusive Technology Consultation and Services Agreement, and the Call Option Agreement, due to the education policy changes in the PRC. As a result, the digital media and digital education business of the Company was dissolved. In accordance with ASU No. 2014-08, Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal is categorized as a discontinued operation if the disposal group is a component of an entity or group of components that meets the held for sale criteria, is disposed of by sale, or is disposed of other than by sale, and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results.

Summary of financial information for the loss from discontinued operations, net of taxes in the statements of operations for the year ended September 30, 2022 are as follows:

Loss from discontinued operations, net of taxes:
Revenues	$2,910
TOTAL REVENUES	2,910
Expenses:
Cost of revenue	8,473
General and administrative expenses	58,521
TOTAL EXPENSES	66,994
Loss from discontinued operations before income tax expense	(64,084)
Income tax expense	-
Loss from discontinued operations, net of taxes	$(64,084)